UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

              (a) Report pursuant to Rule 30e-1

October 31, 2022
Annual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Summit Municipal Funds
HIGHLIGHTS
Aggressive monetary tightening by the Federal Reserve to combat high inflation drove a significant sell-off across fixed income markets, including tax-exempt municipal bonds.
The Summit Municipal Intermediate and Summit Municipal Income Funds
registered deeply negative returns, performing in line with their Lipper peer group averages. However, both funds underperformed their respective Bloomberg index benchmarks.
We continued to overweight transportation revenue bonds—especially those from airports and toll roads—as well as revenue-backed hospital credits. Within the health care space, we rotated toward higher-rated names amid inflationary pressures on hospitals.
In the near term, we see potential for further interest rate volatility and continued
outflows from municipal bond funds industrywide. However, with yields at multiyear highs and credit fundamentals remaining solid, we feel that current valuations present compelling entry points for long-term municipal investors.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Summit Municipal Funds

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Summit Municipal Intermediate Fund returned -10.44% over the period. The fund performed in line with its Lipper peer group average but underperformed its Bloomberg index benchmark. (Returns for Advisor and I
Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Aggressive monetary
tightening by the Federal
Reserve (Fed) to counter high
inflation spurred a historic
sell-off across fixed income
markets, including municipal
bonds. These macroeconomic
factors, along with major
geopolitical developments,
contributed to significant
interest rate volatility that
caused many municipal
investors to step away from
the market. The resulting
withdrawals from municipal
bond funds industrywide unwound record cash inflows from calendar year
2021 and intensified performance pressures in the tax-exempt bond market.
Bonds with longer duration—a measure of sensitivity to interest rate changes—
especially struggled as municipal yields surged to their highest levels in over a decade. Lower-quality bonds also underperformed as credit spreads widened amid weakening economic conditions. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Summit Municipal
Intermediate Fund –
.
-3.58% -10.44%
Summit Municipal
Intermediate Fund–
.
Advisor  Class -3.70 -10.68
Summit Municipal
Intermediate Fund–
.
I  Class -3.52 -10.34
Bloomberg Municipal 1–15
Year Blend (1–17) Bond
Index -2.41 -8.94
Lipper Intermediate
Municipal Debt Funds
Average -3.56 -10.31

T. ROWE PRICE Summit Municipal Funds

In addition to hampering the fund’s absolute returns, the sharp rise in yields detracted meaningfully from relative performance given the fund’s longer-
duration posture versus the benchmark. Yield curve positioning, on the other hand, provided some support to relative returns. The fund held an overweight to bonds with 10-year maturities and an underweight to two-year issues, and this positioning added value as the slope of the two-year/10-year curve segment flattened on larger increases in two-year bond yields.
Asset allocation in the revenue sector dragged on relative performance, mostly due to overweight positions in some higher-yielding segments and underweight exposures to more defensively oriented parts of the market. Reflecting the impacts of wider credit spreads, overweight allocations to prepaid gas and airport revenue bonds curbed performance. An underweight to bonds from water and sewer utilities also dampened results. More broadly, a structural underweight to general obligations (GOs) and a corresponding overweight to revenue-backed debt weighed on relative returns as state GOs held up better than the lower-rated, longer-duration revenue sector.
Individual security selections in the revenue sector delivered mixed results.
Our selections of hospital revenue bonds and, to a lesser degree, industrial development revenue/pollution control revenue bonds lifted relative returns.
These contributions were negated, however, by our selections in the dedicated tax, water and sewer, and airport subsectors.
How is the fund positioned?
As a result of this year’s sell-off, we felt that substantial value had returned to the municipal market, both through markedly higher yields and increased credit risk compensation. While remaining mindful that industrywide outflows could persist in the near term and further impede market performance, we sought to take advantage of meaningfully cheaper valuations and better position the fund for a potential rally when interest rate volatility subsides.
To that end, we allowed the fund’s weighted average duration to extend from
4.2 years to 4.8 years during the reporting period, maintaining a modestly longer duration than that of the index. We believed that a longer-than-
benchmark duration stance was appropriate given the high probability, in our view, that economic growth and inflation will cool in 2023 and ease upward pressures on rates.

T. ROWE PRICE Summit Municipal Funds

The fund’s posture partly reflected non-benchmark allocations at the long end of the yield curve, where we observed attractive valuations compared with similar-maturity U.S. Treasuries as well as opportunities to enhance the fund’s yield profile. Additionally, we migrated away from bonds with shorter call provisions in an effort to improve the fund’s ability to benefit from a potential decline in bond yields. (Call provisions allow an issuer to redeem outstanding bonds prior to maturity and are utilized most often when interest rates fall.)
Due to market-wide technical
strains during the period,
we sought to balance better
buying opportunities in
lower-quality segments with
our aim to reinforce the
fund’s exposure to high-grade
bonds—which are considered
to be more liquid in times
of market dislocation.
Consequently, we increased
the portfolio’s exposure to
AAA rated issues over the
past year and preserved a
position in AA rated bonds,
which remained the fund’s
largest allocation among
credit qualities.
As a percentage of net assets,
the fund’s exposure to A rated
bonds decreased modestly
since our semiannual report,
though this mid-quality
segment remained a key overweight for the fund. Additionally, the fund kept modest allocations to the BBB, BB, and nonrated tiers. Each of these allocations represented overweight positions for the portfolio, as we continued to believe that in-depth credit research can help us identify mispriced or overlooked bonds in these areas.
The portfolio’s sector positioning finished the one-year period little changed, with the revenue-backed transportation and health care subsectors remaining structural overweight allocations. Within the transportation subsector, we continued to emphasize airport and toll-road revenue bonds. In our view, these projects function as essential-service utilities for their respective regions, enabling them to receive substantial federal and state government support.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund

T. ROWE PRICE Summit Municipal Funds

During the period, we often observed attractive after-tax yields in airport revenue bonds subject to the alternative minimum tax (AMT), which led us to add AMT bonds from San Francisco International Airport and Los
Angeles International Airport to the portfolio. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Overall, the fund’s exposure to health care revenue bonds increased modestly since October 31, 2021. However, given staffing shortages that impacted hospitals’ labor costs as well as their ability to provide profit-generating elective surgeries, we favored higher-rated borrowers during the period. Specifically, we believed that those with strong balance sheets and large cash positions would be able to successfully navigate the inflationary environment. Notable purchases in this segment included AA rated bonds issued on behalf of BJC
HealthCare as well as similarly rated bonds for Carolinas HealthCare System.
Continuing a theme discussed in our last report, we maintained an underweight to the broader GO sector while incrementally adding positions in
Puerto Rico and Illinois obligations, as we believed these issuers’ credit profiles remained on a positive trajectory. We continue to closely monitor their budget management practices and pension funding progress—especially amid slowing economic growth. Still, we believe that federal aid from recent years should provide ballast to their credit fundamentals in a possible recession.
What is portfolio management’s outlook?
Municipal bonds, like most fixed income markets, have struggled considerably this year in the face of inflation pressures and aggressive interest rate hikes by the Fed. While this environment has delivered disappointing performance results to bondholders, it has also pushed yields to their highest levels in more than a decade, offering investors increased income potential and some cushion against a further rise in rates.
Moreover, the market’s credit fundamentals, though likely past their peak, are expected to remain generally strong thanks to substantial federal aid to states and localities during the pandemic and improved fiscal management by some of the most challenged issuers.
Despite more attractive valuations and a solid fundamental backdrop, continued interest rate volatility has led many municipal investors to step back from the market in recent months, and the protracted redemption cycle has further strained the asset class. In our view, outflows industrywide could persist

T. ROWE PRICE Summit Municipal Funds

until interest rates show signs of stabilizing. On the other hand, this year’s surge in borrowing costs has contributed to below-average issuance levels, which we expect to continue in the months ahead and provide support to technical conditions.
In navigating this investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve shareholders well over time.
SUMMIT MUNICIPAL INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform
in the past 12 months?
The Summit Municipal
Income Fund returned
-13.99% over the period. The
fund performed in line with
its Lipper peer group average
but underperformed its
Bloomberg index benchmark.
(Returns for Advisor and I
Class shares varied, reflecting
their different fee structures.
Past performance cannot
guarantee future results .)
What factors influenced the
fund’s performance?
Aggressive monetary tightening by the Federal Reserve (Fed) to counter high inflation spurred a historic sell-off across fixed income markets, including municipal bonds. These macroeconomic factors, along with major geopolitical developments, contributed to significant interest rate volatility that caused
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Summit Municipal Income
Fund –
.
-6.46% -13.99%
Summit Municipal Income
Fund–
.
Advisor  Class -6.58 -14.20
Summit Municipal Income
Fund–
.
I  Class -6.32 -13.81
Bloomberg Municipal
Bond Index -4.43 -11.98
Lipper General & Insured
Municipal Debt Funds
Average -6.12 -14.07

T. ROWE PRICE Summit Municipal Funds

many municipal investors to step away from the market. The resulting withdrawals from municipal bond funds industrywide unwound record cash inflows from calendar year 2021 and intensified performance pressures in the tax-exempt bond market.
Bonds with longer duration—a measure of sensitivity to interest rate changes—
especially struggled as municipal yields surged to their highest levels in over a decade. Lower-quality bonds also underperformed as credit spreads widened amid weakening economic conditions. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity.)
In addition to hampering absolute returns, the sharp rise in yields detracted from the fund’s relative performance given its longer-than-benchmark duration posture. Yield curve positioning, on the other hand, provided some support to performance. An overweight to 10-year bonds and underweight allocations to two- and five-year maturities particularly benefited results as the slope of the municipal yield curve flattened on larger increases in shorter-term rates.
Asset allocation in the revenue sector dragged on relative returns, mostly due to overweight exposures to certain higher-yielding segments. Reflecting the impacts of wider credit spreads, overweight positions in health care revenue bonds—from both life care communities and hospitals—curbed performance, as did an overweight to the industrial development revenue/pollution control revenue subsector.
Our selections of individual revenue-backed securities buoyed relative performance, led by additive investments in hospital and lease/appropriation revenue bonds. The fund’s holdings of transportation-related revenue bonds—
including those issued for airports, toll roads, light rail projects, and seaports—
also contributed to relative returns.
How is the fund positioned?
As a result of this year’s sell-off, we felt that substantial value had returned to the municipal market, both through markedly higher yields and increased credit risk compensation. Yet, despite better income potential for municipal investors, we saw scope for further interest rate volatility and, somewhat relatedly, continued redemption activity and tax-loss harvesting industrywide.
(Tax-loss harvesting is the practice of selling assets at a loss to reduce capital gains taxes incurred through sales of profitable investments.)

T. ROWE PRICE Summit Municipal Funds

Due to the potential for these technical strains to persist, we took a barbell approach to new investments. Specifically, we sought to balance better buying opportunities in higher-yielding segments with our aim to reinforce the portfolio’s exposure to high-grade, short-term bonds—which are generally considered to be more liquid in times of market dislocation. To that end, we increased the fund’s exposure to AAA rated bonds over the past year.
As a percentage of net assets, the fund’s allocation to A rated bonds decreased modestly since our semiannual report, though this segment remained a strategic overweight for the fund. Additionally, the portfolio held overweight allocations to BBB rated
bonds and, to a much smaller
degree, non-investment-
grade bonds (rated BB or
lower) intended to enhance
the fund’s yield profile. We
also kept an overweight to
nonrated issues, including
high-quality, short-term
prerefunded bonds meant to
serve as an additional source
of liquidity for the portfolio.
In terms of interest rate
management, the fund’s
weighted average duration
extended from 5.0 years to
8.1 years during the period
and remained longer than
that of the benchmark. This
extension largely reflected the
impacts of rising yields on
bonds with call provisions,
which repriced from shorter
call dates to their longer maturity dates as the likelihood of issuers redeeming these securities diminished. (Call provisions allow an issuer to redeem outstanding bonds prior to maturity and are utilized most often when interest rates decline.) Additionally, the fund’s duration posture reflected our belief that longer-maturity bonds offered relative value.
From a sector standpoint, revenue-backed transportation and health care revenue bonds remained structural overweight allocations for the fund. Within the transportation subsector, we continued to emphasize airport and toll-road revenue bonds. In our view, these projects function as essential-service utilities
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund

T. ROWE PRICE Summit Municipal Funds

for their respective regions, enabling them to receive strong federal and state government support. During the period, we often observed attractive after-tax yields in airport revenue bonds subject to the alternative minimum tax (AMT), which led us to add Salt Lake City International Airport AMT bonds to the portfolio. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Although we were generally less constructive on mass transit projects, we continued to selectively invest in rail and bus projects servicing major employment centers. Due to risk/reward considerations and an appealing bond structure, we added exposure to a long-maturity, high-coupon revenue-backed credit for the Purple Line light rail project in the Washington, D.C., metro area.
While our long-term conviction in the fund’s hospital and life care investments remained generally strong, we had a cautious near-term outlook on these revenue-backed subsectors. During the past year, staffing shortages heavily impacted health care providers’ labor costs and, in the case of some hospitals, their ability to provide profit-generating elective procedures.
Consequently, we allowed the fund’s exposures to hospital and life care revenue bonds to decrease as holdings from these segments matured. We also rotated the fund’s health care allocation toward higher-rated hospitals, as we believed that strong balance sheet metrics and solid cash positions for these issuers would enable them to successfully navigate the inflationary environment.
Notable purchases in this area of the market included an AA rated bond for
Cedars-Sinai Medical Center in Los Angeles and a similarly rated issue for the
University of California’s regional medical centers.
Continuing a theme discussed in our last report, we maintained an underweight to the broader general obligation sector while incrementally adding positions in Puerto Rico and Illinois bonds. We believe these issuers’
credit profiles remain on a positive trajectory, though we continue to closely monitor their budget management practices and pension funding progress—
especially amid slowing economic growth. Still, we believe that federal aid from recent years should provide ballast to their credit fundamentals in a possible recession.
What is portfolio management’s outlook?
Municipal bonds, like most fixed income markets, have struggled considerably this year in the face of inflation pressures and aggressive interest rate hikes by the Fed. While this environment has delivered disappointing performance results to bondholders, it has also pushed yields to their highest levels in more than a decade, offering investors increased income potential and some cushion against a further rise in rates.

T. ROWE PRICE Summit Municipal Funds

Moreover, the market’s credit fundamentals, though likely past their peak, are expected to remain generally strong thanks to substantial federal aid to states and localities during the pandemic and improved fiscal management by some of the most challenged issuers.
Despite more attractive valuations and a solid fundamental backdrop, continued interest rate volatility has led many municipal investors to step back from the market in recent months, and the protracted redemption cycle has further strained the asset class. In our view, outflows industrywide could persist until interest rates show signs of stabilizing. On the other hand, this year’s surge in borrowing costs has contributed to below-average issuance levels, which we expect to continue in the months ahead and provide support to technical conditions.
In navigating this investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Summit Municipal Funds

RISKS OF INVESTING IN MUNICIPAL SECURITIES
Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
, Bloomberg Municipal 1–15 Year Blend (1–17) Bond
Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Summit Municipal Funds

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written
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be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of
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any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Intermediate
Fund –
.
-10.44% 0.26% 1.39% – –
Summit Municipal Intermediate
Fund–
.
Advisor  Class -10.68 0.01 1.12 – –
Summit Municipal Intermediate
Fund–
.
I  Class -10.34 – – -0.15% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Summit Municipal Funds

GROWTH OF $25,000
This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SUMMIT MUNICIPAL INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal Income Fund –
.
-13.99% 0.01% 1.66% – –
Summit Municipal Income Fund–
.
Advisor  Class -14.20 -0.23 1.40 – –
Summit Municipal Income Fund–
.
I  Class -13.81 – – -0.46% 3/1/19
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Summit Municipal Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Summit Municipal Intermediate Fund 0.50%
Summit Municipal Intermediate Fund–Advisor Class 0.79
Summit Municipal Intermediate Fund–I Class 0.37
Summit Municipal Income Fund 0.52
Summit Municipal Income Fund–Advisor Class 0.88
Summit Municipal Income Fund–I Class 0.38
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Summit Municipal Funds

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $964.20 $2.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   963.00   3.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   964.80   1.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.94
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%, the
2
Advisor
Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $935.40 $2.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.68   2.55
Advisor Class
Actual   1,000.00   934.20   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   936.80   1.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.24   1.99
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%, the
2
Advisor
Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Summit Municipal
Intermediate Fund –
.
-10.01% 0.39% 1.48% – –
Summit Municipal
Intermediate Fund–
.
Advisor  Class -10.17  0.16  1.21  – –
Summit Municipal
Intermediate Fund–
.
I  Class -9.91  – – 0.02% 3/1/19
Summit Municipal Income
Fund –
.
-12.82  0.38  1.86  – –
Summit Municipal Income
Fund–
.
Advisor  Class -13.04  0.13  1.60  – –
Summit Municipal Income
Fund–
.
I  Class -12.72  – – -0.07  3/1/19
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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202212-2401557
C10-050 12/22

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
PRINX Summit Municipal Income
Fund –
.
PAIMX Summit Municipal Income
Fund–
.
Advisor  Class
PRIMX Summit Municipal Income
Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12 .42 $ 12 .11 $ 12 .19 $ 11 .49 $ 11 .92
Investment activities
Net investment income
(1)(2)
0 .27 0 .28 0 .33 0 .35 0 .36
Net realized and unrealized gain/
loss ( 1 .99 ) 0 .31 ( 0 .08 ) 0 .70 ( 0 .43 )
Total from investment activities ( 1 .72 ) 0 .59 0 .25 1 .05 ( 0 .07 )
Distributions
Net investment income ( 0 .27 ) ( 0 .28 ) ( 0 .33 ) ( 0 .35 ) ( 0 .36 )
Net realized gain — — —
(3)
—
(3)
—
(3)
Total distributions ( 0 .27 ) ( 0 .28 ) ( 0 .33 ) ( 0 .35 ) ( 0 .36 )
NET ASSET VALUE
End of period $ 10 .43 $ 12 .42 $ 12 .11 $ 12 .19 $ 11 .49

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 13 .99 ) % 4 .87% 2 .10% 9 .28% ( 0 .57 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .54% 0 .52% 0 .52% 0 .51% 0 .50%
Net expenses after waivers/
payments by Price Associates 0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income 2 .33% 2 .23% 2 .73% 2 .98% 3 .09%
Portfolio turnover rate 29 .7% 23 .8% 18 .6% 8 .7% 7 .3%
Net assets, end of period (in
millions) $833 $1,678 $1,690 $1,683 $1,836
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12 .42 $ 12 .11 $ 12 .19 $ 11 .49 $ 11 .92
Investment activities
Net investment income
(1)(2)
0 .25 0 .25 0 .30 0 .33 0 .33
Net realized and unrealized gain/
loss ( 1 .99 ) 0 .31 ( 0 .08 ) 0 .69 ( 0 .43 )
Total from investment activities ( 1 .74 ) 0 .56 0 .22 1 .02 ( 0 .10 )
Distributions
Net investment income ( 0 .25 ) ( 0 .25 ) ( 0 .30 ) ( 0 .32 ) ( 0 .33 )
Net realized gain — — —
(3)
—
(3)
—
(3)
Total distributions ( 0 .25 ) ( 0 .25 ) ( 0 .30 ) ( 0 .32 ) ( 0 .33 )
NET ASSET VALUE
End of period $ 10 .43 $ 12 .42 $ 12 .11 $ 12 .19 $ 11 .49

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 14 .20 ) % 4 .61% 1 .84% 9 .02% ( 0 .82 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .92% 0 .88% 0 .90% 0 .80% 0 .75%
Net expenses after waivers/
payments by Price Associates 0 .75% 0 .75% 0 .75% 0 .75% 0 .75%
Net investment income 2 .11% 2 .00% 2 .48% 2 .81% 2 .85%
Portfolio turnover rate 29 .7% 23 .8% 18 .6% 8 .7% 7 .3%
Net assets, end of period (in
thousands) $554 $927 $1,042 $926 $6,517
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 12 .42 $ 12 .11 $ 12 .20 $ 11 .70
Investment activities
Net investment income
(2)(3)
0 .29 0 .29 0 .34 0 .24
Net realized and unrealized gain/loss ( 1 .98 ) 0 .31 ( 0 .09 ) 0 .50
Total from investment activities ( 1 .69 ) 0 .60 0 .25 0 .74
Distributions
Net investment income ( 0 .29 ) ( 0 .29 ) ( 0 .34 ) ( 0 .24 )
Net realized gain — — —
(4)
—
Total distributions ( 0 .29 ) ( 0 .29 ) ( 0 .34 ) ( 0 .24 )
NET ASSET VALUE
End of period $ 10 .44 $ 12 .42 $ 12 .11 $ 12 .20
Ratios/Supplemental Data
Total return
(3)(5)
( 13 .81 ) % 4 .99% 2 .13% 6 .36%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .39% 0 .38% 0 .39% 0 .38%
(6)
Net expenses after waivers/payments by Price
Associates 0 .39% 0 .38% 0 .39% 0 .38%
(6)
Net investment income 2 .51% 2 .32% 2 .84% 2 .94%
(6)
Portfolio turnover rate 29 .7% 23 .8% 18 .6% 8 .7%
Net assets, end of period (in millions) $1,167 $1,289 $812 $715
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2022
28
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 96.4%
ALABAMA 1.9%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,096
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,047
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  4,295 4,125
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  2,945 2,835
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  1,500 1,453
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  8,000 7,890
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  3,910 3,849
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (1) 3,765 3,060
Walker County Economic & IDA, Alabama Power Company Plant
Project, VRDN, 1.75%, 12/1/36  (2) 6,900 6,900
38,255
ARIZONA 0.6%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 3.318%, 1/1/37  530 484
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/37  (2) 1,760 1,746
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series 2018,
5.00%, 7/1/38  (2) 1,760 1,745
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47  (2) 2,115 2,040
Phoenix Civic Improvement, Water System, Series A, 5.00%,
7/1/45  2,645 2,757
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/54  940 799
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,059
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 631
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 709
12,970
ARKANSAS 0.2%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,472
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23  420 421
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24  565 574
4,467
T. ROWE PRICE Summit Municipal Income Fund

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CALIFORNIA 10.5%
Bay Area Toll Auth., Series B, FRN, 100% of SIFMA + 0.28%,
2.52%, 4/1/56 (Tender 4/1/24)  2,115 2,102
California, GO, 4.00%, 11/1/37  8,110 7,869
California, GO, 5.00%, 4/1/35  2,575 2,743
California, GO, 5.00%, 12/1/35  2,115 2,283
California, GO, 5.00%, 12/1/36  3,175 3,421
California, GO, 5.00%, 4/1/42  2,145 2,225
California, GO, 5.00%, 4/1/42  1,780 1,892
California, GO, 5.00%, 4/1/47  2,405 2,519
California, Series CU, GO, 5.50%, 12/1/52  4,025 4,171
California Community Choice Fin. Auth., VRDN, 4.00%, 10/1/52
(Tender 12/1/27)  5,000 4,878
California Community Housing Agency, Summit at Sausalito
Apartment, Series A-2, 4.00%, 2/1/50  (1) 3,075 2,099
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  6,300 6,396
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 628
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 135
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,190
California HFFA, City of Hope, 5.00%, 11/15/49  3,140 2,998
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  2,120 1,857
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  850 732
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)  1,320 1,320
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46  7,050 6,097
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,089
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25)  (3) 3,000 3,157
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  543 517
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/44  4,865 4,948
California Infrastructure & Economic Dev. Bank, Green Bonds,
Series 2019, 5.00%, 8/1/49  2,305 2,334
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 498
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,359
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,139
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36  (2) 2,855 2,805
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (2) 10,015 9,475

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (2) 535 495
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52  (4)(5) 1,775 1,755
California Public Works Board, Series B, 5.00%, 10/1/34  3,595 3,733
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,585 1,592
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41  (1) 1,130 1,107
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (1)(3) 100 104
California State Univ., Series C, 4.00%, 11/1/45  1,800 1,578
California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47  2,820 2,635
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/28 (Prerefunded 7/1/24)  (3) 2,050 2,111
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,526
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48  (1) 600 548
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (1) 1,390 1,262
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (1) 1,630 1,523
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 386
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 815
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 766
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  355 349
California, Various Purpose, GO, 4.00%, 10/1/41  5,875 5,467
California, Various Purpose, GO, 5.00%, 8/1/30  3,100 3,355
California, Various Purpose, GO, 5.00%, 9/1/31  3,525 3,574
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47  (1) 2,315 1,540
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (1) 970 700
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56  (1) 7,790 5,349
CSCDA Community Improvement Auth., City of Orange, Series B,
4.00%, 3/1/57  (1) 3,385 2,141
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (1) 680 577

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56  (1) 1,796 1,235
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25)  (3) 3,525 3,679
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25)  (3) 2,080 2,171
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  2,915 2,951
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  1,845 1,748
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  1,980 2,029
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,480 1,383
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,402
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,433
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41  (2) 6,400 6,307
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44  (2) 4,580 4,502
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of SIFMA + 0.14%, 2.51%, 7/1/47 (Tender 5/21/24)  705 701
Metropolitan Water Dist. of Southern California, Series D, FRN,
100% of SIFMA + 0.14%, 2.51%, 7/1/37 (Tender 5/21/24)  3,525 3,508
Metropolitan Water Dist. of Southern California, Series E, FRN,
100% of SIFMA + 0.14%, 2.38%, 7/1/37 (Tender 5/21/24)  2,395 2,383
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30  (5) 705 723
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31  (5) 1,975 2,025
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32  (5) 1,845 1,891
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,210
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,783
Sacramento, 4.00%, 9/1/41  705 593
Sacramento, 4.00%, 9/1/46  845 678
Sacramento County Airport, Series C, 5.00%, 7/1/37  (2) 1,410 1,403
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/42  (1) 1,090 1,033
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.25%, 9/1/47  (1) 2,455 2,273
Sacramento, Railyards Community Fac. Dist. No. 201, Special Tax,
5.375%, 9/1/52  (1) 1,655 1,539
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38  (2) 4,405 4,368
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44  (2) 7,060 6,850
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,133

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 822
Univ. of California Regents, Series M, 5.00%, 5/15/47  3,525 3,610
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,054
210,284
COLORADO 3.7%
Colorado, COP, 6.00%, 12/15/39  2,375 2,725
Colorado, COP, 6.00%, 12/15/40  9,325 10,671
Colorado, COP, 6.00%, 12/15/41  11,375 12,995
Colorado, Series A, COP, 4.00%, 12/15/36  1,625 1,530
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,498
Colorado HFA, Adventist Health System Sunbelt, Series A, 5.00%,
11/15/41  3,525 3,580
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/40
(Prerefunded 1/1/23)  (3) 5,065 5,081
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 6,688
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (1) 1,285 922
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (1) 440 313
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,493
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,247
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,768
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,190
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  925 816
Denver City & County Airport, Series A, 5.25%, 12/1/48  (2) 9,870 9,734
Denver City & County Airport, Series B, 5.00%, 11/15/43  885 876
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 462
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,250 1,028
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,100 956
Regional Transportation Dist., Fastracks Project, Series A, 5.00%,
11/1/46  3,525 3,615
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 579
74,767
CONNECTICUT 0.6%
Connecticut, Series C, GO, 5.00%, 6/15/32  350 384
Connecticut, Series C, GO, 5.00%, 6/15/33  225 244
Connecticut, Series C, GO, 5.00%, 6/15/34  250 270
Connecticut, Series C, GO, 5.00%, 6/15/35  225 242
Connecticut, Series C, GO, 5.00%, 6/15/36  210 224

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Connecticut, Series C, GO, 5.00%, 6/15/37  50 53
Connecticut, Series C, GO, 5.00%, 6/15/38  225 237
Connecticut, Series C, GO, 5.00%, 6/15/40  700 731
Connecticut, Series D, GO, 5.00%, 9/15/32  225 247
Connecticut HEFA, Series L-1, 4.00%, 7/1/23  230 230
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,750 1,381
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 790
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 499
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,708
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  4,440 4,679
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (6)(7)(8) 1,235 275
12,194
DELAWARE 1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 3,874
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,694
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,217
Delaware HFA, Christiana Health Care System, 4.00%, 10/1/49  5,865 4,934
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 4,799
Delaware Transportation Auth., Garvee, 5.00%, 9/1/33  885 954
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,509
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,502
22,483
DISTRICT OF COLUMBIA 2.7%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,090
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23)  (3) 3,995 4,058
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,188
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 317
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 418
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 738
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,097
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43  (2) 7,525 7,399
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48  (2) 7,965 7,708
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46  (2) 2,820 2,754

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,327
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,644
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  2,855 2,915
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,855
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,068
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  8,115 6,979
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,840
54,395
FLORIDA 6.5%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  1,835 1,409
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  3,970 3,780
Brevard County HFA, Health First, 5.00%, 4/1/39  2,115 2,161
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  520 512
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  400 387
Central Florida Expressway Auth., 5.00%, 7/1/42  3,685 3,767
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  1,270 1,317
Collier County Water-Sewer Dist., 4.00%, 7/1/40  5,890 5,507
Collier County Water-Sewer Dist., 4.00%, 7/1/44  3,525 3,168
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23)  (3) 2,595 2,625
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.50%, 6/1/33  (1) 1,410 1,237
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (1) 1,515 1,284
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (1) 2,975 2,428
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32  (2) 705 715
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47  (2) 10,575 10,073
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52  (2) 1,060 1,006
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30  (2) 580 603
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31  (2) 600 621
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46  (2) 3,525 3,547

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (1) 1,960 1,565
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,227
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  980 915
Lee County Florida Airport Revenue, Series A, 5.00%, 10/1/27  (2) 3,525 3,615
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 975
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  5,130 5,016
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24)  (3) 2,645 2,733
Miami-Dade County EFA, Series A, 5.00%, 4/1/53  7,050 6,916
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  8,020 8,054
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45  (2)
(5) 4,300 3,575
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,850 4,057
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,517
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  3,175 2,467
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32
(Prerefunded 7/1/23)  (3) 1,060 1,073
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,684
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  5,220 4,277
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.25%,
6/1/56  2,105 1,494
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 6,938
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47  5,820 5,621
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,676
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,060 1,041
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,675 2,628
129,211
GEORGIA 5.9%
Atlanta Airport, Series B, 5.00%, 1/1/33  1,760 1,778
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  835 443
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  3,405 1,805
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,640
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,902
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, PCR, 1.79%, 7/1/49  1,300 1,300
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, PCR, 1.80%, 11/1/52  (2) 300 300
Dalton, GO, 5.00%, 2/1/42  5,990 6,169

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  7,755 6,242
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/37  935 943
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/42  3,465 3,429
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  1,000 956
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,902
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,628
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  1,410 1,378
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25)  (3) 7,755 8,085
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 975
George L Smith II Congress Center Auth., 4.00%, 1/1/54  8,805 6,609
George L Smith II Congress Center Auth., 5.00%, 1/1/54  (1) 2,690 2,043
Georgia Ports Auth., 5.25%, 7/1/52  7,600 7,991
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  5,375 4,883
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
5.00%, 10/1/38  2,060 2,115
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/37  1,060 1,069
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,853
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,772
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,600 3,478
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  4,400 4,317
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,963
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  4,510 4,498
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 4,790
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  6,190 5,796
Monroe County Dev. Auth., Florida Power & Light, VRDN, 1.95%,
6/1/49  (2) 3,355 3,355
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 496
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 939
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 260

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,555 3,339
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26  2,555 2,641
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27  1,435 1,489
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28  1,515 1,576
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  1,320 1,332
117,479
GUAM 0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,042
1,042
HAWAII 0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 4,230 4,076
4,076
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,428
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (1) 2,890 1,959
6,387
ILLINOIS 4.3%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,078
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24  (5) 705 719
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/33  (2) 2,540 2,530
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/34  (2) 1,695 1,680
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 3,525 3,576
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48  (2) 2,115 2,002
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,564
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46  (2) 4,275 4,055
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  2,625 2,568
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48  (2) 5,700 4,985
Chicago, Wastewater Transmission, Series C, 5.00%, 1/1/31  985 988
Cook County, Series C, GO, 5.00%, 11/15/29  1,230 1,231
Cook County, Series C, GO, 5.00%, 11/15/33  1,930 1,931
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 2,908
Illinois, GO, 5.50%, 5/1/25  960 979
Illinois, GO, 5.50%, 5/1/26  1,150 1,177
Illinois, GO, 5.50%, 7/1/38  3,175 3,178
Illinois, Series A, GO, 5.00%, 3/1/24  330 333
Illinois, Series A, GO, 5.00%, 3/1/25  885 892
Illinois, Series A, GO, 5.00%, 10/1/25  565 569

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 10/1/31  705 702
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,383
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 1,847
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,681
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,490
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,122
Illinois, Series B, GO, 5.00%, 3/1/24  440 444
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,055
Illinois, Series B, GO, 5.00%, 10/1/32  845 837
Illinois, Series C, GO, 5.00%, 11/1/29  6,700 6,703
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,586
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,614
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 311
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 456
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,315
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37  3,525 3,584
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,920 1,553
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,368
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,076
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 551
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 409
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (9) 1,410 1,595
Regional Transportation Auth., Series B, 5.50%, 6/1/27  (9) 3,240 3,412
85,037
INDIANA 0.6%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,101
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (2) 1,410 1,441
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (2) 400 409
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)  (2) 3,825 3,881
11,832
IOWA 0.2%
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 1.62%,
2/15/39  3,800 3,800
3,800
KANSAS 0.2%
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,276
4,276

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
KENTUCKY 1.4%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 374
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 292
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 381
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 232
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  760 750
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 539
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  2,380 2,139
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,535
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,191
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 4,844
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  8,810 8,670
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 1.73%, 1/1/29  (2) 1,200 1,200
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 1.74%, 1/1/29  (2) 3,800 3,800
27,947
LOUISIANA 1.1%
New Orleans Aviation Board, General Airport, Series D-2, 5.00%,
1/1/38  (2) 885 858
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,300
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 2,892
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34  (2) 2,820 2,797
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/48  (2) 1,620 1,527
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (3) 1,060 1,104
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (3) 950 989
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (3) 3,875 4,059
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (1) 2,820 2,875
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  440 424

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 960
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  705 679
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 642
21,106
MARYLAND 3.8%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 1,842
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,304
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,295
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,562
Baltimore City, Water, Series B, 5.00%, 7/1/28 (Prerefunded
1/1/24)  (3) 1,060 1,081
Baltimore City, Water, Series B, 5.00%, 7/1/30 (Prerefunded
1/1/24)  (3) 1,610 1,643
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 306
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 204
Maryland CDA, Series A, 4.50%, 9/1/48  2,045 2,034
Maryland DOT, Series B, DOT, 4.00%, 8/1/37  (2) 1,145 1,014
Maryland DOT, Series B, DOT, 4.00%, 8/1/38  (2) 1,370 1,192
Maryland DOT, Series B, DOT, 5.00%, 8/1/36  (2) 705 698
Maryland DOT, Series B, DOT, 5.00%, 8/1/46  (2) 2,430 2,319
Maryland Economic Dev., Series A, 5.00%, 11/12/28  (2) 3,700 3,785
Maryland Economic Dev., Series B, 5.25%, 6/30/55  (2) 10,515 10,142
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  2,270 2,185
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  810 601
Maryland HHEFA, 5.00%, 7/1/39 (Prerefunded 7/1/24)  (3) 3,525 3,619
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,020 1,044
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  3,525 3,452
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,210
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  4,615 4,519
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,181
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,245
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,101
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,090 1,579
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 952
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24)  (3) 1,760 1,816
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,934

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,195
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,756
Maryland Transportation Auth., 4.00%, 7/1/50  1,445 1,224
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33  (2) 2,290 2,095
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,505
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 197
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,130
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,556
75,517
MASSACHUSETTS 0.7%
Massachusetts DFA, Boston University, Series U-6C, VRDN,
1.59%, 10/1/42  6,920 6,920
Massachusetts DFA, NewBridge Charles, 5.00%, 10/1/57  (1) 1,130 1,133
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 5,925
13,978
MICHIGAN 2.9%
Detroit, GO, 5.00%, 4/1/27  565 577
Detroit, GO, 5.50%, 4/1/32  415 428
Detroit, GO, 5.50%, 4/1/34  235 241
Detroit, GO, 5.50%, 4/1/36  305 310
Detroit, GO, 5.50%, 4/1/38  690 696
Detroit, GO, 5.50%, 4/1/40  475 477
Detroit, GO, 5.50%, 4/1/45  355 352
Detroit, GO, 5.50%, 4/1/50  705 706
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43  (5) 1,480 1,465
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48  (5) 1,620 1,577
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,069
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,384
Great Lakes Water Auth., Water Supply, Series A, 5.25%, 7/1/47  5,885 6,011
Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46  7,670 7,790
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  635 572
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/43  885 680
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,609
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  2,275 2,298

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/37  2,470 2,486
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,663
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 998
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,433
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  4,175 4,233
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,567
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(5) 7,050 6,950
57,572
MINNESOTA 0.4%
Minneapolis, Fairview Health Services, Series C, VRDN, 1.66%,
11/15/48  1,650 1,650
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  7,245 6,975
8,625
MISSISSIPPI 0.3%
Mississippi Business Fin., Mississippi Power Project, VRDN,
1.85%, 12/1/27  (2) 4,300 4,300
Mississippi Business Fin., Mississippi Power Project, VRDN,
1.90%, 7/1/25  (2) 2,700 2,700
7,000
MISSOURI 1.4%
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57  (2)(5) 5,885 5,541
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/55  (2)(5) 11,625 10,961
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33  1,410 1,424
Missouri Joint Municipal Electric Utility Commission, Plum Point,
Series A, 5.00%, 1/1/33  3,525 3,577
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 3,770
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 454
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,121
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 520
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  65 56
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 330
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 262
28,016
NEVADA 0.9%
Clark County Dept. of Aviation, Series B, 5.00%, 7/1/26  (2) 5,235 5,371
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,550

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,715
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,268
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,764
Sparks, Series A, 2.50%, 6/15/24  (1) 275 264
18,932
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  1,556 1,435
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  5,110 4,324
5,759
NEW JERSEY 5.8%
Essex County Improvement Auth., Series A, 4.00%, 8/1/46  (10) 845 707
Hudson County Improvement Auth., Hudson County Courthouse
Project, 4.00%, 10/1/33  1,410 1,417
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23  (2) 100 100
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 1,760 1,734
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,138
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31  (2)(5) 705 700
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (2) 1,265 1,231
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42  (2)(5) 775 737
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43  (2) 2,115 2,029
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52  (2) 1,435 1,401
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (2) 705 650
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,730 1,756
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37  (2) 4,175 4,059
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (2) 4,085 3,773
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/38  705 619
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,585 1,308
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/45  3,750 3,171
New Jersey HCFFA, Barnabas Health, 4.00%, 7/1/51  6,235 5,094
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  2,365 2,327
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,432

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,117
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46  (5) 2,505 2,410
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1,
5.00%, 12/1/22  (2) 1,410 1,411
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,519
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,579
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  885 806
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  4,685 4,226
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  2,045 1,773
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 1,757
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  830 696
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/25  2,045 2,108
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,230
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 930
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  4,105 3,392
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,094
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  9,480 9,488
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,850 2,323
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/50  2,305 1,841
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,715 8,817
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  9,000 7,525
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  (4) 5,050 5,254
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  5,975 6,201
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,910 5,152
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  2,115 2,048
115,080

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  1,410 1,341
1,341
NEW YORK 8.2%
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  3,385 2,951
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (1)(2) 1,060 1,060
Dormitory Auth. of the State of New York, Series 2019A, 5.00%,
3/15/46  3,525 3,586
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,512
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 4,920
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  3,295 2,680
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (1) 1,300 1,294
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,421
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,831
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 419
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,805 1,487
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55  680 526
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 954
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 1.60%,
11/1/32  6,300 6,300
Metropolitan Transportation Auth., Series A-1, BAN, 5.00%, 2/1/23  1,575 1,580
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26  (5) 2,820 2,998
Metropolitan Transportation Auth., Series D2A-1, FRN, 67% of
SOFR + 0.55%, 2.587%, 11/1/32 (Tender 4/1/24)  (5) 1,180 1,154
Metropolitan Transportation Auth., Series D2B-2, FRN, 67% of
SOFR + 0.55%, 2.594%, 11/1/32 (Tender 4/1/24)  (5) 3,755 3,671
Metropolitan Transportation Auth., Series F, BAN, 5.00%, 11/15/22  2,950 2,952
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/31  3,525 3,686
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  7,230 6,538
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1) 965 800
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  2,097 1,068

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City, Series B-1, GO, 5.00%, 10/1/42  4,935 5,079
New York City, Series B-5, GO, VRDN, 1.60%, 10/1/46  12,300 12,300
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,570
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,268
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,881
New York City, Series F-1, GO, 4.00%, 3/1/40  1,430 1,281
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,103
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,660
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  355 334
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/37  1,060 983
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-1, 4.00%, 11/1/38  3,210 2,946
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series A-3, 4.00%, 5/1/44  1,915 1,671
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 4.00%, 11/1/39  2,350 2,137
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/38  3,525 3,628
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 2/1/38  2,810 2,586
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-1, 4.00%, 5/1/39  1,175 1,071
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series C-4, VRDN, 1.59%, 11/1/36  3,200 3,200
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
Series E-3, VRDN, 1.59%, 2/1/45  1,100 1,100
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  4,225 3,566
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (1) 1,230 1,172
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (1) 2,470 2,348
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  2,010 1,632
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  3,175 2,871
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  1,760 1,603
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 12,581
New York Transportation Dev., 5.00%, 12/1/39  (2) 1,025 948
New York Transportation Dev., 5.00%, 12/1/40  (2) 675 618
New York Transportation Dev., 5.00%, 12/1/41  (2) 675 612
New York Transportation Dev., 5.00%, 12/1/42  (2) 675 609
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 1,025 1,005
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34  (2) 2,115 2,051

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (2) 1,760 1,692
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,716
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,110
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43  (2) 1,375 1,157
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  5,290 5,391
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,410 1,412
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,137
163,457
NORTH CAROLINA 2.1%
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare, Series B,
VRDN, 1.64%, 1/15/38  5,400 5,400
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (2)(5) 7,615 7,730
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 667
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 940
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,329
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 612
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  3,955 3,882
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/45  9,280 9,074
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,622
North Carolina Turnpike Auth., 5.00%, 1/1/40  5,660 5,432
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34  (2) 1,515 1,529
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35  (2) 705 709
42,926
OHIO 2.4%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,657
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,103
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,192
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  22,390 18,844

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 190
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 216
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 428
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 556
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,301
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,354
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,635
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,537
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 965
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,533
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 587
Ohio, Series A, 5.00%, 1/15/50  5,640 5,440
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,223
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38  (1)(2) 400 350
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (1)(2) 1,090 879
48,990
OKLAHOMA 0.2%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  705 423
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  175 105
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 892
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47  915 936
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,558
3,914
OREGON 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46  2,945 2,877
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,102
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,804
Port of Portland Airport, Series 24B, 5.00%, 7/1/42  (2) 2,115 2,075
Port of Portland Airport, Series A, 4.00%, 7/1/39  (2) 3,525 3,113
11,971
PENNSYLVANIA 1.7%
Chester County IDA, 4.00%, 12/1/46  1,605 1,388
Chester County IDA, 4.00%, 12/1/51  1,520 1,284
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40  (1) 3,035 2,450

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Doylestown Hosp. Auth., Doylestown Hosp., Series A, 5.00%,
7/1/49  2,600 2,031
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 586
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/34  1,940 1,995
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series A, 5.00%, 9/1/37  1,760 1,790
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25)  (3) 3,010 3,126
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (2) 2,500 2,360
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,068
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A, 4.00%,
8/15/43  2,290 2,021
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,499
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,374
State Public School Building Auth., Series A, 5.00%, 6/1/32  (5) 3,525 3,623
33,595
PUERTO RICO 3.8%
Puerto Rico Commonwealth, VR,GO, 11/1/43  (7)(11) 6,066 2,767
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (1) 2,285 1,744
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25  (1) 315 313
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (1) 1,050 978
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42  (1) 3,525 2,690
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25  (1) 1,165 1,158
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33  (1) 4,935 4,598
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (1) 1,205 1,174
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 2,915 2,672
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 5,250 4,731
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (1) 1,890 1,442
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (1) 2,225 2,150
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (1) 1,200 1,081
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  407 370

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 798
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,219 1,031
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,095 895
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  942 749
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,278 972
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  1,332 966
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  681 682
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  4,672 4,669
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,723
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,332
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  3,227 3,246
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (7)(12) 35 26
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (7)
(12) 60 45
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (7)
(12) 475 356
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (7)
(12) 130 98
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (7)(12) 170 127
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (7)(12) 660 495
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (7)(12) 215 161
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (7)(12) 260 195
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (7)(12) 1,575 1,181
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37  (7)(12) 1,420 1,065
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (7)
(12) 680 510
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (7)
(12) 165 124
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (7)
(12) 140 105
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (7)(12) 60 45
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (7)(12) 160 120
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (7)(12) 125 95
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (7)(12) 40 29
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (7)(12) 70 52
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (7)(12) 55 41

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (7)(12) 525 392
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (7)(12) 120 90
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (7)(12) 60 45
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  856 776
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  3,381 2,820
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,051 6,046
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 2,904
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  1,940 1,184
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  3,960 2,124
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  9,095 1,970
75,152
RHODE ISLAND 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35  (6)(7) 490 88
88
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,886 943
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 792
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  4,292 403
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  3,525 3,509
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,244
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,545
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,549
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,381
15,366
TENNESSEE 1.4%
Blount County Health & Ed. Fac. Board, Asbury, Series A, 5.00%,
1/1/47  2,750 1,619
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,250
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 1,995
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,065

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46  9,330 8,688
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44  (2) 2,115 2,028
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/49  (2) 2,820 2,678
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54  (2) 3,455 3,254
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  4,035 3,931
27,508
TEXAS 6.8%
Arlington Higher Ed. Fin., 5.00%, 8/15/47  1,780 1,825
Austin Airport, Series B, 5.00%, 11/15/41  (2) 950 926
Austin Airport, Series B, 5.00%, 11/15/44  (2) 3,525 3,379
Austin Airport System Revenue, 5.00%, 11/15/43  (2) 1,000 963
Austin Airport System Revenue, 5.25%, 11/15/47  (2) 1,555 1,534
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 894
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 727
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 406
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  3,440 2,703
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,016
Dallas Area Rapid Transit, Series B, 5.00%, 12/1/47  3,530 3,666
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,710
Dallas Hotel Occupancy Tax, 4.00%, 8/15/30  1,965 1,895
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 959
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 755
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 746
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30  (2) 4,255 4,281
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43
(Prerefunded 11/1/22)  (2)(3) 3,280 3,280
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
Series B, 6.375%, 1/1/33  1,150 1,152
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 493
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,898
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 1.64%, 12/1/41  1,705 1,705
Houston Airport, Series A, 4.00%, 7/1/46  (2) 1,760 1,445
Houston Airport, Series A, 5.00%, 7/1/36  (2) 775 768
Houston Airport, Series A, 5.00%, 7/1/37  (2) 1,495 1,474
Houston Airport, Series A, 5.00%, 7/1/41  (2) 2,290 2,232
Houston Airport, Series B-1, 5.00%, 7/15/35  (2) 1,760 1,656
Houston Airport, Series C, 5.00%, 7/1/31  (2) 2,115 2,155
Houston Airport, Series C, 5.00%, 7/1/32  (2) 2,645 2,675

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,197
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,200
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 2,305 2,169
Mission Economic Dev., Republic Services, VRDN, 2.25%, 1/1/26
(Tender 2/1/23)  (2)(4) 3,550 3,550
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 69
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 467
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 513
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 280
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 802
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,280
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/24  (13) 295 301
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (3) 295 305
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (3) 1,460 1,512
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, VR, 2.00%, 11/15/61  (7) 802 354
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 174
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 618
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 989
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,613
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  1,905 1,934
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,240
San Antonio Water System, Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)  1,585 1,566
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 425
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  530 541
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 783
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 866
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,884
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45  (7),(14) 1,995 798

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  2,045 2,046
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/47  8,460 8,231
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $316  (7)(15)(16) 316 316
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  430 445
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45  (2) 2,470 2,353
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50  (2) 4,510 4,203
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (2) 1,440 1,318
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (2) 8,770 7,801
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,405 4,538
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37  7,850 7,901
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  3,990 3,640
136,665
UTAH 1.6%
Murray City Hosp., IHC Health Services, Series A, VRDN, 1.64%,
5/15/37  700 700
Salt Lake City Airport, Series A, 5.00%, 7/1/47  (2) 32,705 31,158
31,858
VIRGINIA 4.1%
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41  (5) 3,035 3,099
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,182
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,175
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  3,985 3,420
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,471
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  3,525 3,527
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25)  (3) 3,265 3,373
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,058
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (3) 5,000 5,520

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/60  2,470 2,537
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23)  (3) 760 770
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  2,105 1,664
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  355 376
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,000 848
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,456
Univ. of Virginia, Series A, 5.00%, 4/1/47  6,420 6,652
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (2) 8,890 7,711
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (2) 4,415 3,785
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (2) 5,720 5,485
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42  (2) 1,045 841
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48  (2) 2,650 2,009
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (2) 705 647
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52  (2) 7,800 7,090
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (2) 6,980 6,267
81,963
WASHINGTON 2.9%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  6,695 6,035
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,060 1,149
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  1,270 1,369
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/36  1,695 1,806
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  1,620 1,715
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33  (2) 3,000 3,086
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,418
Washington, Series C, GO, 5.00%, 2/1/39  14,100 14,884
Washington, Series D, GO, 4.00%, 7/1/41  8,300 7,593
Washington, Series E, GO, 5.00%, 6/1/43  3,910 4,101
Washington, Series F, GO, 5.00%, 6/1/39  730 777

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificates,
Series 2021-1, Class A, 3.50%, 12/20/35  3,316 2,802
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (1) 3,525 2,617
58,352
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (1) 325 318
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (1) 325 318
636
WISCONSIN 1.1%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 1.60%,
4/1/48  8,050 8,050
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23)  (3) 980 994
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24  (2) 1,230 1,236
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25  (2) 705 712
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/42  1,205 1,069
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,465 1,233
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40  (1) 400 359
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/50  (1) 705 588
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52  (1)(4) 2,570 1,781
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.513%, 6/1/37  1,060 1,115
Wisconsin PFA, Searstone Retirement Community, Series A, VR,
5.613%, 6/1/47  1,760 1,852
Wisconsin PFA, Southminster, 5.00%, 10/1/43  (1) 2,325 1,925
Wisconsin PFA, Southminster, 5.00%, 10/1/48  (1) 705 563
Wisconsin PFA, Southminster, 5.00%, 10/1/53  (1) 740 578
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61  (1) 1,165 754
22,809
Total Municipal Securities (Cost $2,182,944) 1,929,078

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.2%
Freddie Mac Multifamily, 2.046%, 6/25/38  4,266 3,120
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$4,413) 3,120
Total Investments in Securities
96.6% of Net Assets
(Cost $2,187,357) $ 1,932,198
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$96,117 and represents 4.8% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Prerefunded date is used in determining portfolio maturity.
(4) When-issued security
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by National Public Finance Guarantee Corporation
(10) Insured by Build America Mutual Assurance Company
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) See Note 2. Level 3 in fair value hierarchy.
(16) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$316 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,187,357) $ 1,932,198
Cash 58,341
Interest receivable 28,666
Receivable for shares sold 2,318
Due from affiliates 49
Receivable for investment securities sold 15
Other assets 55
Total assets 2,021,642
Liabilities
Payable for investment securities purchased 11,665
Payable for shares redeemed 7,999
Investment management fees payable 643
Other liabilities 1,108
Total liabilities 21,415
NET ASSETS $ 2,000,227

T. ROWE PRICE Summit Municipal Income Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (307,057)
Paid-in capital applicable to 191,701,919 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,307,284
NET ASSETS $ 2,000,227
NET ASSET VALUE PER SHARE
Investor Class
($833,005,659 / 79,849,649 shares outstanding) $ 10.43
Advisor Class
($553,678 / 53,076 shares outstanding) $ 10.43
I Class
($1,166,668,024 / 111,799,194 shares outstanding) $ 10.44

T. ROWE PRICE Summit Municipal Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Interest income $ 72,391
Expenses
Investment management 9,210
Shareholder servicing
Investor Class $ 1,765
Advisor Class 2
I Class 46 1,813
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 175
I Class 21 196
Custody and accounting 260
Registration 111
Legal and audit 44
Directors 6
Miscellaneous 24
Waived / paid by Price Associates (486)
Total expenses 11,180
Net investment income 61,211
Realized and Unrealized Gain / Loss –
Net realized loss on securities (49,610)
Change in net unrealized gain / loss on securities (380,613)
Net realized and unrealized gain / loss (430,223)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (369,012)

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 61,211 $ 68,060
Net realized gain (loss) (49,610) 26,120
Change in net unrealized gain / loss (380,613) 37,502
Increase (decrease) in net assets from operations (369,012) 131,682
Distributions to shareholders
Net earnings
Investor Class (28,236) (44,134)
Advisor Class (16) (19)
I Class (32,448) (23,850)
Decrease in net assets from distributions (60,700) (68,003)
Capital share transactions
*
Shares sold
Investor Class 874,047 1,289,071
Advisor Class 3 81
I Class 678,900 838,717
Distributions reinvested
Investor Class 25,806 37,125
Advisor Class 16 19
I Class 24,775 21,233
Shares redeemed
Investor Class (1,543,733) (1,385,856)
Advisor Class (267) (242)
I Class (597,343) (399,255)
Increase (decrease) in net assets from capital share
transactions (537,796) 400,893

T. ROWE PRICE Summit Municipal Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (967,508) 464,572
Beginning of period 2,967,735 2,503,163
End of period $ 2,000,227 $ 2,967,735
*Share information (000s)
Shares sold
Investor Class 73,606 103,277
Advisor Class – 6
I Class 58,502 66,870
Distributions reinvested
Investor Class 2,227 2,977
Advisor Class 1 2
I Class 2,165 1,702
Shares redeemed
Investor Class (131,056) (110,793)
Advisor Class (23) (19)
I Class (52,600) (31,884)
Increase (decrease) in shares outstanding (47,178) 32,138

T. ROWE PRICE Summit Municipal Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund
(Investor Class), the Summit Municipal Income Fund–Advisor Class (Advisor Class)
and the Summit Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Summit Municipal Income Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss)
to paid-in capital. During the year ended October 31, 2022, the fund realized $8,131,000 of net loss on $536,506,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE Summit Municipal Income Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Summit Municipal Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Summit Municipal Income Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ —  $ 1,928,762  $ 316  $ 1,929,078
Non-U.S. Government
Mortgage-Backed
Securities —  3,120  —  3,120
Total $ —  $ 1,931,882  $ 316  $ 1,932,198

T. ROWE PRICE Summit Municipal Income Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $723,457,000 and $1,295,136,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Summit Municipal Income Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
October 31,
2022
October 31,
2021
Tax-exempt income $ 60,700  $ 68,003
($000s)
Cost of investments $ 2,186,853
Unrealized appreciation $ 1,966
Unrealized depreciation (256,620)
Net unrealized appreciation (depreciation) $ (254,654)
($000s)
Undistributed ordinary income $ 809
Undistributed tax-exempt income 328
Net unrealized appreciation (depreciation) (254,654)
Loss carryforwards and deferrals (53,540)
Total distributable earnings (loss) $ (307,057)

T. ROWE PRICE Summit Municipal Income Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings,

T. ROWE PRICE Summit Municipal Income Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,158,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
October 31, 2022, expenses incurred pursuant to these service agreements were
$107,000 for Price Associates and $127,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/23
(Waived)/repaid during the period ($000s) $(485) $(1) $—

T. ROWE PRICE Summit Municipal Income Fund

require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
October 31, 2022.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Summit Municipal Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc. and
Shareholders of T. Rowe Price Summit Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Income Fund (one of the
funds constituting T. Rowe Price Summit Municipal Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $61,299,000 which qualified as exempt-interest dividends.

T. ROWE PRICE Summit Municipal Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Summit Municipal Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Summit Municipal Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Summit Municipal Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Summit Municipal Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2019
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Summit Municipal Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Austin Applegate (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
R. Lee Arnold, Jr., CFA, CPA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President and Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Davis Collins (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Summit Municipal Income Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Assistant Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Employee, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Summit Municipal Income Fund

Name (Year of Birth)
Position Held With Summit Municipal Funds  Principal Occupation(s)
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
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Brokerage
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T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F84-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$30,757	$29,696
Audit-Related Fees	-	-
Tax Fees	1,199	4,347
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022